Background and Nature of Operations - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Mar. 12, 2024	Jan. 30, 2023
Disclosure of detailed information about investment property [line items]
Name of reporting entity	Lithium Americas Corp.
Ownership interest in subsidiary	100.00%
Subsequent events [member]
Disclosure of detailed information about investment property [line items]
Conditional commitment		$ 2,260.0
General Motors Holdings LLC [member]
Disclosure of detailed information about investment property [line items]
Payment for investment			$ 650.0
U S Department of Energy [Member] | Subsequent events [member]
Disclosure of detailed information about investment property [line items]
Conditional commitment		$ 2,260.0
Common shares [member] | General Motors Holdings LLC [member]
Disclosure of detailed information about investment property [line items]
Number of aggregate subscription receipts from investment			15,002
Tranche 1 investment [member] | General Motors Holdings LLC [member]
Disclosure of detailed information about investment property [line items]
Payment for investment			$ 320.1
Tranche 2 Investment | General Motors Holdings LLC [member]
Disclosure of detailed information about investment property [line items]
Payment for investment			$ 329.9